Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
This section provides information about the relationship between compensation actually paid to our Principal Executive Officer and other named executive officers and certain financial performance measures of the Company. For purposes of this section, the amount of compensation actually paid to our Principal Executive Officer and other named executive officers is determined using the valuation methods prescribed by the SEC in Item 402(v) of Regulation S-K. Although the rules describe such amount as compensation actually paid, these amounts are not reflective of the taxable compensation actually paid to our named executive officers in a covered year. As described in more detail below, to determine the amount of compensation actually paid in a covered year, Item 402(v) of Regulation S-K requires that in each covered year we (1) deduct the grant date value of equity awards reported in the Stock Awards or Option Awards columns in the Summary Compensation Table from the Total column in the Summary Compensation Table; (2) add, for awards granted in the covered year, the fair value of the equity awards (i) as of the end of a covered year or (ii) as of the vesting date, as applicable; and (3) add or subtract, for awards granted in, and outstanding at the end of, a prior year (i) the change in the fair value from the end of the prior year to the end of the current year or (ii) from the end of the prior year to the date the awards vest in the covered year, as applicable.
	Current PEO(1)		Former PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for Current PEO ($)(2)	Compensation Actually Paid to Current PEO ($)(3)	Summary Compensation Table Total for Former PEO ($)(2)	Compensation Actually Paid to Former PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group Total TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2022	4,959,754	(3,863,990)	—	—	1,496,276	(5,861,216)	QRTEA	44.18	118.02	(2,532)	1,089
							QRTEB	134.11
2021	16,225,908	12,457,043	14,937,691	11,160,011	6,235,544	1,751,786	QRTEA	205.99	169.06	421	2,126
							QRTEB	201.04
2020	—	—	10,790,859	20,505,569	5,108,394	11,364,265	QRTEA	259.98	140.54	1,254	2,224
							QRTEB	253.92

(1)
Michael George was our Principal Executive Officer in 2020 and a portion of 2021 (our Former PEO). On October 1, 2021, Mr. Rawlinson succeeded Mr. George as our Principal Executive Officer and remained our Principal Executive Officer through 2022 (our Current PEO). Our named executive officers other than our Principal Executive Officer (non-PEO NEOs) for each of the fiscal years indicated were Messrs. Maffei, Wendling and Rosenthaler and Ms. Wilm.

(2)
Reflects, for each of our Current PEO and our Former PEO, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to each of our Current PEO, Former PEO and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Current PEO
2022	4,959,754	(2,926,974)	—	971,684	(5,662,379)	—	(1,206,074)	(3,863,990)
2021	16,225,908	(6,841,422)	(5,948,895)	8,492,897	—	528,554	—	12,457,043
2020	—	—	—	—	—	—	—	—
Former PEO
2022	—	—	—	—	—	—	—	—
2021	14,937,691	(10,923,797)	—	2,018,013	—	3,382,990	1,745,114	11,160,011
2020	10,790,859	(3,218,805)	—	10,815,762	—	—	2,117,753	20,505,569
Non-PEO NEOs
2022	1,496,276	(499,327)	—	445,786	(6,755,464)	—	(548,486)	(5,861,216)
2021	6,235,544	(4,643,301)	—	2,613,931	(2,747,860)	—	293,473	1,751,786
2020	5,108,394	(736,170)	(1,720,161)	3,596,496	5,306,198	—	(190,492)	11,364,265

(a)
Reflects, for each of our Current PEO and Former PEO, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in each of our Series A and Series B common stock (Nasdaq: QRTEA and QRTEB) from December 31, 2019 through December 31 of each covered fiscal year.

(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Retail Index from December 31, 2019 through December 31 of each covered fiscal year.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), impairment charges and fire-related costs. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote [Text Block]
(1)
Michael George was our Principal Executive Officer in 2020 and a portion of 2021 (our Former PEO). On October 1, 2021, Mr. Rawlinson succeeded Mr. George as our Principal Executive Officer and remained our Principal Executive Officer through 2022 (our Current PEO). Our named executive officers other than our Principal Executive Officer (non-PEO NEOs) for each of the fiscal years indicated were Messrs. Maffei, Wendling and Rosenthaler and Ms. Wilm.

Peer Group Issuers, Footnote [Text Block]
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Retail Index from December 31, 2019 through December 31 of each covered fiscal year.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Represents the compensation actually paid to each of our Current PEO, Former PEO and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Current PEO
2022	4,959,754	(2,926,974)	—	971,684	(5,662,379)	—	(1,206,074)	(3,863,990)
2021	16,225,908	(6,841,422)	(5,948,895)	8,492,897	—	528,554	—	12,457,043
2020	—	—	—	—	—	—	—	—
Former PEO
2022	—	—	—	—	—	—	—	—
2021	14,937,691	(10,923,797)	—	2,018,013	—	3,382,990	1,745,114	11,160,011
2020	10,790,859	(3,218,805)	—	10,815,762	—	—	2,117,753	20,505,569
Non-PEO NEOs
2022	1,496,276	(499,327)	—	445,786	(6,755,464)	—	(548,486)	(5,861,216)
2021	6,235,544	(4,643,301)	—	2,613,931	(2,747,860)	—	293,473	1,751,786
2020	5,108,394	(736,170)	(1,720,161)	3,596,496	5,306,198	—	(190,492)	11,364,265

(a)
Reflects, for each of our Current PEO and Former PEO, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,496,276	$ 6,235,544	$ 5,108,394
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,861,216)	1,751,786	11,364,265
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Represents the compensation actually paid to each of our Current PEO, Former PEO and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Current PEO
2022	4,959,754	(2,926,974)	—	971,684	(5,662,379)	—	(1,206,074)	(3,863,990)
2021	16,225,908	(6,841,422)	(5,948,895)	8,492,897	—	528,554	—	12,457,043
2020	—	—	—	—	—	—	—	—
Former PEO
2022	—	—	—	—	—	—	—	—
2021	14,937,691	(10,923,797)	—	2,018,013	—	3,382,990	1,745,114	11,160,011
2020	10,790,859	(3,218,805)	—	10,815,762	—	—	2,117,753	20,505,569
Non-PEO NEOs
2022	1,496,276	(499,327)	—	445,786	(6,755,464)	—	(548,486)	(5,861,216)
2021	6,235,544	(4,643,301)	—	2,613,931	(2,747,860)	—	293,473	1,751,786
2020	5,108,394	(736,170)	(1,720,161)	3,596,496	5,306,198	—	(190,492)	11,364,265

(a)
Reflects, for each of our Current PEO and Former PEO, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return Current PEO and Former PEO non-PEO NEOs
Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid and Net Income Current PEO and Former PEO non-PEO NEOs
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid and Adjusted OIBDA Current PEO and Former PEO non-PEO NEOs
Tabular List [Table Text Block]
2022 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures
Revenue
Adjusted OIBDA
Free Cash Flow

Peer Group Total Shareholder Return Amount	$ 118.02	169.06	140.54
Net Income (Loss)	$ (2,532,000,000)	$ 421,000,000	$ 1,254,000,000
Company Selected Measure Amount	1,089	2,126	2,224
PEO Name	Mr. Rawlinson
Total Shareholder Return Amount, Series A Common Stock	$ 44.18	$ 205.99	$ 259.98
Total Shareholder Return Amount, Series B Common Stock	$ 134.11	201.04	253.92
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted OIBDA
Non-GAAP Measure Description [Text Block]
(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), impairment charges and fire-related costs. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Mr. Rawlinson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,959,754	16,225,908
PEO Actually Paid Compensation Amount	(3,863,990)	12,457,043
Stock Awards	(2,926,974)	(6,841,422)
Option Awards		(5,948,895)
Mr. Rawlinson [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	971,684	8,492,897
Mr. Rawlinson [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,662,379)
Mr. Rawlinson [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,206,074)
Mr. Rawlinson [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		528,554
Michael George [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		14,937,691	10,790,859
PEO Actually Paid Compensation Amount		11,160,011	20,505,569
Stock Awards		(10,923,797)	(3,218,805)
Michael George [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,018,013	10,815,762
Michael George [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,745,114	2,117,753
Michael George [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,382,990
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Stock Awards	(499,327)	(4,643,301)	(736,170)
Option Awards			(1,720,161)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	445,786	2,613,931	3,596,496
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,755,464)	(2,747,860)	5,306,198
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (548,486)	$ 293,473	$ (190,492)